GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 59,658		$ 56,841
Accumulated amortization	(25,152)		(22,426)	$ (10,126)
Intangible assets net	34,506		34,415	16,193
Amortization expense	2,804	$ 1,953	9,633	4,250	$ 3,053
Impairment of Intangible Assets, Finite-lived	114	$ 615	615		$ 509
Internal use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets	43,917		40,663	$ 26,319
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 15,741		$ 16,178